Revenue and expenses (Schedule of detailed information about share-based expense (recoveries) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 12,145	$ 15,008
Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,347	1,400
Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	10,428	13,130
Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	370	478
Restricted Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	5,385	6,750
Restricted Share Unit [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,347	1,400
Restricted Share Unit [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	3,668	4,872
Restricted Share Unit [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	370	478
Deferred Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,459	5,149
Deferred Share Unit [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Deferred Share Unit [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,459	5,149
Deferred Share Unit [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Performance Share Unit [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	3,382	1,987
Performance Share Unit [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Performance Share Unit [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	3,382	1,987
Performance Share Unit [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,919	1,122
Stock Options [Member] | Cost of sales [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	0	0
Stock Options [Member] | Selling and administrative expenses [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	1,919	1,122
Stock Options [Member] | Other [Member]
Revenue And Expenses [Line Items]
Share-based compensation expenses	$ 0	$ 0